UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: JUNE 30, 2012"

Check here if Amendment [ ]; Amendment Number:1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 635 KNIGHT WAY
"        STANFORD, CA 94305"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, STANFORD, CA  AUGUST 06, 2012. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			17

"Form13F Information Table Value Total:     $313,990 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
CHVRON                  	166764100 211         2,000SH	SOLE	    2,000
NUVEEN          		670928100 823	     79,900SH	SOLE	   79,900
ROYAL DUTCH SHELL		780259107 210	      3,000SH	SOLE	    3,000
ISHARES TR RUSSELL 2000 INDEX	464287655 7,397      92,997SH	SOLE	   92,997
ISHARES TR S&P 500 INDEX FD	464287200 20,507    149,958SH	SOLE	  149,958
ISHARES TR MSCI EMERGING MKTS	464287234 1,354      34,597SH	SOLE	   34,597
TR MSCI EAFE INDEX FD 		464287465 13,345    268,908SH	SOLE      268,908
COBALT INTERNATIONAL            19075F106 185,219 7,881,675SH   SOLE    7,881,675
YOUKU COM INC                   98742U100 11,214    517,259SH   SOLE      517,259
IMPERVA INC                     45321L100 317        11,016SH   SOLE       11,016
NORTHSTAR RLTY FIN CORP         66704R100 180        34,474SH   SOLE       34,474
EXXON MOBIL CORP                30231G102 171         2,000SH   SOLE        2,000
PG & E CORP                     69331C108 155         3,428SH   SOLE        3,428
I SHARES BARCLAYS AGG           464287226 28,615    257,100SH   SOLE      257,100
I SHARES IBOXX HY CORP          464288513 43,819    480,000SH   SOLE      480,000
HAWAIIAN ELECTRIC IND           419870100 219         7,680SH   SOLE        7,680
ALEXANDER & BALDWIN INC         014481105 144         2,700SH   SOLE        2,700